Stockholders’ equity (Details Narrative) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	9,804,135,348	9,804,135,348	9,804,135,348
Outstanding shares	9,800,866,660	9,779,890,623	9,762,456,896
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,845,844,989	4,845,844,989	4,845,844,989
Outstanding shares	4,842,576,301	4,821,600,264	4,804,166,537